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                                                          PROSPECTUS SUPPLEMENT

                                                          January 31, 2005

[sidebar]
Supplement dated
January 31, 2005 to
the Prospectus dated
April 30, 2004 of:

GLOBAL FRANCHISE PORTFOLIO

 [text]

MORGAN STANLEY INSTITUTIONAL FUND, INC.

The Fund will suspend offering shares of the Global Franchise Portfolio to new investors when assets in the Portfolio reach $100 million, except as follows. Following the general suspension of the offering of shares of the Portfolio to new investors, the Fund will continue to offer shares of the Portfolio (1) through certain retirement plan accounts, (2) to clients of registered investment advisors who currently offer shares of the Portfolio in their discretionary asset allocation programs, (3) through certain endowments and foundations, (4) to clients of family office practices where shares of the Portfolio are held by family members of such clients, (5) to directors and trustees of the Morgan Stanley Funds, (6) to Morgan Stanley and its affiliates and their employees, and (7) to benefit plans sponsored by Morgan Stanley and its affiliates. Also following the general suspension of the offering of shares of the Portfolio to new investors, the Fund will continue to offer shares of the Portfolio to existing shareholders and may recommence offering shares of the Portfolio to other new investors in the future.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.


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                                                          PROSPECTUS SUPPLEMENT

                                                          January 31, 2005

[sidebar]
Supplement dated
January 31, 2005 to
the Prospectus dated
April 30, 2004 of:

INTERNATIONAL EQUITY PORTFOLIO

 [text]

MORGAN STANLEY INSTITUTIONAL FUND, INC.

The Fund has suspended offering shares of the International Equity Portfolio to new investors, except as follows. The Fund will continue to offer shares of the Portfolio (1) through certain retirement plan accounts, (2) to clients of registered investment advisors who currently offer shares of the Portfolio in their discretionary asset allocation programs, (3) through certain endowments and foundations, (4) to clients of family office practices where shares of the Portfolio are held by family members of such clients, (5) to directors and trustees of the Morgan Stanley Funds, (6) to Morgan Stanley and its affiliates and their employees, and (7) to benefit plans sponsored by Morgan Stanley and its affiliates. The Fund will continue to offer shares of the Portfolio to existing shareholders and may recommence offering shares of the Portfolio to other new investors in the future.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                          PROSPECTUS SUPPLEMENT

                                                          January 31, 2005

[sidebar]
Supplement dated
January 31, 2005 to
the Prospectus dated
April 30, 2004 of:

INTERNATIONAL SMALL CAP PORTFOLIO

 [text]

MORGAN STANLEY INSTITUTIONAL FUND, INC.

The Fund has suspended offering shares of the International Small Cap Portfolio to new investors, except as follows. The Fund will continue to offer shares of the Portfolio (1) through certain retirement plan accounts,
(2) to clients of registered investment advisors who currently offer shares of the Portfolio in their discretionary asset allocation programs, (3) through certain endowments and foundations, (4) to clients of family office practices where shares of the Portfolio are held by family members of such clients, (5) to directors and trustees of the Morgan Stanley Funds, (6) to Morgan Stanley and its affiliates and their employees, and (7) to benefit plans sponsored by Morgan Stanley and its affiliates. The Fund will continue to offer shares of the Portfolio to existing shareholders and may recommence offering shares of the Portfolio to other new investors in the future.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.